FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9. FAIR VALUE MEASUREMENTS
Fair Value Hierarchy of Assets and Liabilities
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and February 16, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	February 16, 2021
Assets:
Marketable securities held in Trust Account (1)(2)	1	$253,016,975	$253,000,000
Liabilities:
Private Placement Warrants(1)	3	$25,705,838	$24,812,195
Public Warrants(1)	3	$5,766,392	$5,252,879
______________
(1)Measured at fair value on a recurring basis.
(2)The fair value of the marketable securities held in the Trust Account approximates the carrying amount primarily due to their short-term nature.
Warrants
The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrants liability on the Balance Sheet. The warrants liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants liability in the Statement of Operations.
Measurement
The Company established the initial fair value for the Warrants as of February  16, 2021, the date of the Company’s Initial Public Offering and as of March 31, 2021, using a Monte Carlo simulation model for the Public Warrants and a Black-Scholes simulation model for the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A ordinary share and one-eighth of one Public Warrant) and (ii) the sale of Private Placement Warrants first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares. The Warrants were classified as Level 3 at the initial measurement date and as of March 31, 2021 due to the use of unobservable inputs.
The key inputs into the Monte Carlo simulation model for the Public Warrants were as follows at initial measurement:

Input	March 31, 2021	February 16, 2021 (Initial measurement)
Risk-free interest rate	1.1%	0.73%
Expected term (years)	5.76	5.87
Expected volatility	24%	23.2%
Exercise price	$11.50	$11.50
Fair value of Unit	$10	$10
Fair value of Class A ordinary share	9.93
The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows:

Input	March 31, 2021	February 16, 2021 (Initial measurement)
Risk-free interest rate	1.1%	0.73%
Expected term (years)	5.76	5.87
Expected volatility	42.7%	42.6%
Exercise price	$11.50	$11.50
Fair value of Unit	$10	$10
Fair value of Class A ordinary share	$9.93	$9.79
Measurement
The Company’s use of a Monte Carlo simulation and Black-Scholes model required the use of subjective assumptions:
•The risk-free interest rate assumption was interpolated based on constant maturity U.S. Treasury rates over a term commensurate with the expected term of the warrants.
•The expected term was determined based on the expected date of the initial Business Combination, as the Warrants expire on the date that is 5 years from the completion of the initial Business Combination and for certain Private Warrants 5 years from the date of the initial public offering effective date.
•The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on size and proximity.
•The fair value of the Units, which each consist of one Class A ordinary share and one-eighth of one Public Warrant, represents the price paid in the Initial Public Offering.
The following table presents the changes in the fair value of warrants liability:

	Private Placement	Public	Warrants Liability
Fair value as of February 16, 2021 (initial measurement)	$24,812,195	$5,252,879	$30,065,074
Change in fair value	893,643	513,514	1,407,156
Fair value as of March 31, 2021	$25,705,838	$5,766,392	$31,472,230